INCOME TAX (Tables)	12 Months Ended
Oct. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

	Year Ended October 31, 2023	Year Ended October 31, 2022
U.S. Federal (tax benefit) provision at statutory rate	$(16,295)	$(101,100)
State (tax benefit) income taxes, net of federal benefit	(4,462)	(24,100)
Permanent differences	(66,028)	(11,900)
Temporary differences	-	(10,700)
Changes in valuation allowance	86,785	147,800
Total	$-	$-

Schedule of deferred tax amount net

	October 31, 2023	October 31, 2022
Deferred Tax Assets
Net operating losses	337,900	244,100
Total deferred tax assets	337,900	10,700
Valuation allowance	(337,900)	(233,400)
Net deferred tax assets	-	-

Deferred Tax Liabilities
Total deferred tax liabilities	-	-
Net deferred tax	$-	$-